Other Receivables (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
EUDA Health Limited [Member]
Schedule of Other Receivables

	As of June 30, 2022	As of December 31, 2021	As of December 31, 2020
	(Unaudited)
Receivable from divestment (1)	$2,855,223	$3,818,776	$1,946,918
Employee advance	3,297	2,803	854
Refundable deposits (2)	-	-	50,680
Others	-	250	8,188
Total other receivables	2,858,520	3,821,829	2,006,640
Other receivables – non-current	(1,066,327)	(1,830,603)	-
Other receivables – current	$1,792,193	$1,991,226	$2,006,640

(1)	The balance of receivable from divestment represented the amount due from BPT, an unrelated third party. On January 1, 2018, the Company’s subsidiary, UGI entered into an investment agreement with BPT, to invest approximately $1.9 million (SGD 2,580,000) in BPT’s affordable home program in Indonesia. On March 1, 2021, both parties entered into a mutual termination agreement (“Agreement”) to terminate the investment agreement. Upon execution of this Agreement, BPT agreed to repay UGI’s investment amounted to $1,913,096 (SGD 2,580,000), and compensated UGI with the additional amount of $1,905,681(SGD 2,570,000). The Company recognized the compensation portion (the excess of the settled amount over the original invested amount) from investment as other income for the year ended December 31, 2021. In May 2022, the Company has collected approximately $0.9 million (SGD 1,200,000) and signed an installment payments agreement with the BPT to repay the remaining balance of approximately $2.9 million (SGD 3,950,000) in eight equal quarterly installments with annual interest rate of 3% beginning on July 31, 2022. As of the date of this report, the Company has collected one scheduled quarterly installment of approximately $0.4 million (SGD 493,750) with the remaining seven installments of approximately $2.5 million (SGD 3,456,250) outstanding.

(2)	The balance of deposits mainly represented refundable deposits made by the Company to third party service providers.

	As of September 30, 2022	As of December 31, 2021
	(Unaudited)
Receivable from divestment (1)	$2,438,252	$3,818,776
Employee advance	2,542	2,803
Others	1,379	250
Total other receivables	2,442,173	3,821,829
Other receivables – non-current	(1,031,942)	(1,830,603)
Other receivables – current	$1,410,231	$1,991,226

(1)	The balance of receivable from divestment represented the amount due from BPT, an unrelated third party. On January 1, 2018, the Company’s subsidiary, UGI entered into an investment agreement with BPT, to invest approximately $1.9 million (SGD 2,580,000) in BPT’s affordable home program in Indonesia. On March 1, 2021, both parties entered into a mutual termination agreement (“Agreement”) to terminate the investment agreement. Upon execution of this Agreement, BPT agreed to repay UGI’s investment amounted to $1,913,096 (SGD 2,580,000), and compensated UGI with the additional amount of $1,905,681(SGD 2,570,000). The Company recognized the compensation portion (the excess of the settled amount over the original invested amount) from investment as other income for the year ended December 31, 2021. In May 2022, the Company has collected approximately $0.9 million (SGD 1,200,000) and signed an installment payments agreement with the BPT to repay the remaining balance of approximately $2.8 million (SGD 3,950,000) in eight equal quarterly installments with annual interest rate of 3% beginning on July 31, 2022, October 31, 2022, January 31, 2023, April 30, 2023, July 31, 2023, October 31, 2023, January 31, 2024, and April 30, 2024. As of the date of the issuance of these unaudited condensed financial statements (Unaudited), the Company has collected two scheduled quarterly installment of approximately $0.7 million (SGD 987,500) with the remaining six installments of approximately $2.1 million (SGD 2,962,500) outstanding, which includes approximately $1.0 million (SGD 1,481,250) current portion to be due on three equal quarterly installments on January 31, 2023, April 30, 2023, and July 31, 2023 and approximately $1.0 million (SGD 1,481,250) non-current portion to be due on three equal quarterly installments on October 31, 2023, January 31, 2024, and April 30, 2024.